Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Categories of financial liabilities [abstract]
Lease debts / Finance lease	$ 46,540	[1]	$ 32,737	$ 1,018
Total non-current financial liabilities	46,540			1,018
Lease debts / Finance lease	1,067	[1]	$ 4,076	333
Total current financial liabilities	1,067			333
Trade payables	29,264			15,883
Other current liabilities	8,497			8,369
Total Financial liabilities	$ 85,368			$ 25,603

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.